Inventories, Net	6 Months Ended
Jun. 30, 2022
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 8 – INVENTORIES, NET

Inventories, net, consisted of the following:

	June 30, 2022	December 31, 2021
	(Unaudited)
Raw materials	$134,131	$135,049
Finished goods	659,941	340,798
Subtotal	794,072	475,847
Less: Inventory allowance	(11,529)	(12,116)
Inventories, net	$782,543	$463,731

Inventories include raw material and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.